Inventories (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Inventory Write-down		$ 2,720
Inventory Obsolescence	430	2,205	233
Cost of Goods Sold Product	67,093	148,690	102,486
Cost of Goods Sold Parts	$ 67,093	$ 148,690	$ 102,486